Summary of Significant Accounting Policies - Schedule of Assets Measured At Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Line Items]
Investments in real estate-related securities	$ 4,515	$ 877
Fair Value, Recurring
Accounting Policies [Line Items]
Investments in real estate-related securities	4,515	877
Total	4,515	877
Level 1 | Fair Value, Recurring
Accounting Policies [Line Items]
Investments in real estate-related securities	509	11
Total	509	11
Level 2 | Fair Value, Recurring
Accounting Policies [Line Items]
Investments in real estate-related securities	4,006	866
Total	4,006	866
Level 3 | Fair Value, Recurring
Accounting Policies [Line Items]
Investments in real estate-related securities	0	0
Total	$ 0	$ 0